Revenues, net	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues, net

13. Revenues, net:

The Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters). The following table presents the Company’s revenue disaggregated by revenue source for the nine month periods ended September 30, 2021 and 2022:

	Nine months ended September 30,
	2021	2022
Revenues derived from spot charters, net	$8,027	$28,272
Revenues derived from time charters, net	9,210	11,694
Revenues, net	$17,237	$39,966

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2021 and September 30, 2022:

	December 31, 2021	September 30, 2022
Accounts receivable trade from spot charters	$1,762	$9,091
Accounts receivable trade from time charters	—	38
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(20)	(68)
Total	$1,716	$9,035